Equity (10Q) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Risk-free interest rate, minimum	0.04%	0.04%	0.04%	0.40%
Risk-free interest rate, maximum	3.28%	3.73%	3.73%	4.92%
Expected volatility, minimum	120.74%	93.63%	91.99%	91.99%
Expected volatility, maximum	198.38%	198.38%	198.38%	198.38%
Expected dividend yield	$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Fair value assumptions, stock options
Expected life	3 years 3 months 4 days	2 years 9 months 25 days	3 years 3 months 4 days	2 years 9 months 25 days
Maximum [Member]
Fair value assumptions, stock options
Expected life	6 years 3 months 29 days	7 years	7 years	7 years